Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value warrant liabilities	$ 1,787,000	$ 6,105,583	$ 6,552,334	$ 7,892,583	$ 9,381,750
Transferred amount			$ 345,105,197